UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4841

MFS MUNICIPAL INCOME TRUST

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: January 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Municipal Income Trust

1/31/10
Quarterly portfolio holdings

MFS®
INVESTMENT MANAGEMENT

MFS Municipal Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/10

Issuer	Shares/Par	Value ($)
Municipal Bonds – 143.4%
Airport & Port Revenue – 2.9%
Branson, MO, Regional Airport Transportation Development District Airport Rev., “B”, 6%, 2025	$325,000	$237,844
Branson, MO, Regional Airport Transportation Development District Airport Rev., “B”, 6%, 2037	100,000	67,728
Branson, MO, Regional Airport Transportation Development District Airport Rev., “B”, 6%, 2037	675,000	438,358
Chicago, IL, O’Hare International Airport Rev. (Third Lien Passenger Facility), “B”, FSA, 5.75%, 2022	3,000,000	3,135,179
Maryland Economic Development Corp. Rev. (Terminal Project), “B”, 5.375%, 2025	195,000	195,674
Maryland Economic Development Corp. Rev. (Terminal Project), “B”, 5.75%, 2035	375,000	379,743
Oklahoma City, OK, Airport Trust Rev., FSA, 5.75%, 2016	3,125,000	3,160,218

		$7,614,744

General Obligations - General Purpose – 0.3%
Luzerne County, PA, FSA, 6.75%, 2023	$870,000	$932,770

General Obligations - Improvement – 0.2%
Guam Government, “A”, 6.75%, 2029	$270,000	$279,935
Guam Government, “A”, 7%, 2039	305,000	319,694

		$599,629

General Obligations - Schools – 1.2%
Beverly Hills, CA, Unified School District, Capital Appreciation (Election of 2008), 0%, 2031	$525,000	$158,507
Kane Kendall County, IL, Community College District, Capital Appreciation, “E”, FGIC, 0%, 2023	1,945,000	978,353
Kane Kendall County, IL, Community College District, Capital Appreciation, “E”, FGIC, 0%, 2025	1,915,000	850,680
Los Angeles, CA, Unified School District, “D”, 5%, 2034	180,000	179,493
Royse City, TX, Independent School District, School Building, Capital Appreciation, PSF, 0%, 2027	955,000	404,317
Royse City, TX, Independent School District, School Building, Capital Appreciation, PSF, 0%, 2029	965,000	363,852
Santa Clarita Community College District, CA, Election 2006, NATL, 0%, 2030	595,000	150,986

		$3,086,188

Healthcare Revenue - Hospitals – 44.0%
Alexander City, AL, Special Care Facilities Financing Authority Medical Facilities Rev., “A” (Russell Hospital Corp.), 5.75%, 2036	$600,000	$506,537
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), 9.25%, 2010 (c)	2,000,000	2,179,000
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “A”, 5%, 2028	1,905,000	1,432,178
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “A”, 5.375%, 2040	1,055,000	767,438
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “B”, 9.25%, 2010 (c)	1,000,000	1,089,499
Athens County, OH, Hospital Facilities Rev. (O’Bleness Memorial Hospital), “A”, 7.125%, 2033	1,500,000	1,304,219
Birmingham, AL, Baptist Medical Center, Special Care Facilities Rev. (Baptist Health Systems, Inc.), “A”, 5%, 2030	2,260,000	1,883,009
Brookhaven, NY, Industrial Development Agency Rev. (Memorial Hospital Medical Center, Inc.), “A”, ETM, 7.75%, 2010 (c)	160,000	168,834
California Health Facilities Financing Authority Rev. (St. Joseph Health System), “A”, 5.75%, 2039	650,000	671,905
California Statewide Communities Development Authority Rev. (Children’s Hospital), 5%, 2047	550,000	464,019
California Statewide Communities Development Authority Rev. (St. Joseph Health System), FGIC, 5.75%, 2047	670,000	684,740

MFS Municipal Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
California Statewide Communities Development Authority Rev. (Valleycare Health Systems), “A”, 5%, 2022	$205,000	$187,530
California Statewide Communities Development Authority Rev. (Valleycare Health Systems), “A”, 5.125%, 2031	100,000	86,381
California Valley Health Systems, COP, 6.875%, 2023 (d)	595,000	297,500
Chautauqua County, NY, Industrial Development Agency, Civic Facilities Rev. (Women’s Christian Assn.), “A”, 6.35%, 2017	115,000	114,847
Chautauqua County, NY, Industrial Development Agency, Civic Facilities Rev. (Women’s Christian Assn.), “A”, 6.4%, 2029	955,000	868,410
Chemung County, NY, Civic Facilities Rev. (St. Joseph’s Hospital-Elmira), “A”, 6%, 2013	325,000	244,624
Chemung County, NY, Civic Facilities Rev. (St. Joseph’s Hospital-Elmira), “B”, 6.35%, 2013	105,000	79,030
Citrus County, FL, Hospital Development Authority Rev. (Citrus Memorial Hospital), 6.25%, 2023	825,000	817,559
Clinton County, MO, Industrial Development Agency, Health Facilities Rev. (Cameron Regional Medical Center), 5%, 2032	275,000	204,457
Colorado Health Facilities Authority Rev. (Parkview Medical Center), 6.6%, 2011 (c)	1,000,000	1,090,080
Colorado Health Facilities Authority Rev. (Portercare Adventist Health Systems), 6.625%, 2011 (c)	675,000	751,640
Crittenden County, AR, Hospital Rev., 7%, 2010 (c)	1,030,000	1,067,029
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 6.75%, 2029	865,000	871,358
Cuyahoga County, OH, Hospital Facilities Rev. (Canton, Inc.), 7.5%, 2030	1,330,000	1,345,774
Fruita, CO, Rev. (Family Health West Project), 7%, 2018	255,000	265,646
Fruita, CO, Rev. (Family Health West Project), 8%, 2043	1,310,000	1,394,678
Garden City, MI, Hospital Finance Authority Rev. (Garden City Hospital), “A”, 4.875%, 2027	1,275,000	899,984
Gaylord, MI, Hospital Finance Authority Rev. (Otsego Memorial Hospital), 6.2%, 2025	250,000	225,873
Gaylord, MI, Hospital Finance Authority Rev. (Otsego Memorial Hospital), 6.5%, 2031	295,000	260,972
Genesee County, NY, Industrial Development Agency Civic Facility Rev. (United Memorial Medical Center), 5%, 2027	170,000	136,238
Glendale, AZ, Industrial Development Authority (John C. Lincoln Health), 5%, 2042	755,000	646,220
Grand Forks, ND, Health Care Authority Rev. (Altru Health Systems Obligated Group), 7.125%, 2010 (c)	755,000	788,884
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital), 5.75%, 2031	725,000	725,152
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Memorial Hermann Healthcare Systems), “B”, 7.25%, 2035	610,000	685,158
Illinois Finance Authority Rev. (Kewanee Hospital), 5.1%, 2031	390,000	302,098
Illinois Finance Authority Rev. (Provena Health), “A”, 7.75%, 2034	945,000	1,069,589
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 6.875%, 2038	940,000	971,471
Indiana Health & Educational Facilities Authority, Hospital Rev. (Community Foundation of Northwest Indiana), “A”, 6.375%, 2011 (c)	3,025,000	3,298,248
Indiana Health & Educational Facilities Authority, Hospital Rev. (Community Foundation of Northwest Indiana), “A”, 6.375%, 2031	965,000	980,392
Indiana Health & Educational Facilities Authority, Hospital Rev. (Riverview Hospital), 6.125%, 2031	1,000,000	998,220
Indiana Health & Educational Facilities Finance Authority, Hospital Rev. (Clarian Health), “A”, 5%, 2039	1,000,000	897,350
Indiana Health & Educational Facilities Finance Authority, Hospital Rev. (Community Foundation of Northwest Indiana), 5.5%, 2037	2,220,000	2,114,927
Johnson City, TN, Health & Educational Facilities Board Hospital Rev. (Mountain States Health), “A”, 5.5%, 2036	660,000	636,821
Joplin, MO, Industrial Development Authority Health Facilities Rev. (Freeman Health Systems), 5.5%, 2029	440,000	416,654

MFS Municipal Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Joplin, MO, Industrial Development Authority Health Facilities Rev. (Freeman Health Systems), 5.75%, 2035	$475,000	$456,732
Kentucky Economic Development Finance Authority (Norton Healthcare), “A”, 6.5%, 2020	3,035,000	3,113,182
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Baptist Health Systems), 6.5%, 2031	1,725,000	1,815,338
Lauderdale County & Florence, AL, Health Care Authority Rev. (Coffee Health Group), NATL, 5.625%, 2021	3,000,000	2,707,650
Louisiana Public Facilities Authority Hospital Rev. (Lake Charles Memorial Hospital), 6.375%, 2034	1,525,000	1,319,079
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2032	110,000	101,556
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2037	110,000	96,835
Macomb County, MI, Hospital Finance Authority Rev. (Mount Clemens General Hospital), 5.875%, 2013 (c)	435,000	509,107
Maryland Health & Higher Educational Facilities Authority Rev. (Medstar Health), 5.5%, 2033	380,000	384,697
Maryland Health & Higher Educational Facilities Authority Rev. (Mercy Medical Center), “A”, 5.5%, 2042	1,070,000	1,026,280
Maryland Health & Higher Educational Facilities Authority Rev. (Washington County Hospital), 6%, 2043	285,000	283,361
Massachusetts Health & Educational Facilities Authority Rev. (Berkshire Health Systems), “E”, 6.25%, 2031	1,900,000	1,922,040
Massachusetts Health & Educational Facilities Authority Rev. (Caritas Christi), “A”, 5.7%, 2015	425,000	427,597
Massachusetts Health & Educational Facilities Authority Rev. (Jordan Hospital), “D”, 5.25%, 2018	1,400,000	1,214,486
Massachusetts Health & Educational Facilities Authority Rev. (Quincy Medical Center), “A”, 6.5%, 2038	640,000	564,186
Massachusetts Health & Educational Facilities Authority Rev. (Saints Memorial Medical Center), “A”, 6%, 2023	270,000	211,661
Miami Beach, FL, Health Facilities Authority Rev. (Mount Sinai Medical Center), 6.75%, 2029	810,000	754,839
Miami Beach, FL, Health Facilities Authority Rev. (Mount Sinai Medical Center), “A”, 6.7%, 2019	995,000	980,175
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.75%, 2039	2,000,000	1,947,020
Monroe County, MI, Hospital Finance Authority, Hospital Rev. (Mercy Memorial Hospital Corp.), 5.5%, 2035	1,020,000	794,774
Montgomery, AL, Medical Clinic Board Health Care Facility Rev. (Jackson Hospital & Clinic), 5.25%, 2031	225,000	204,203
Montgomery, AL, Medical Clinic Board Health Care Facility Rev. (Jackson Hospital & Clinic), 5.25%, 2036	1,135,000	1,016,574
Mount Lebanon, PA, Hospital Authority Rev. (St. Clair Memorial Hospital), 5.625%, 2032	435,000	431,772
Nassau County, NY, Industrial Development Agency, Civic Facilities Rev. (North Shore Health System), 5.625%, 2010	135,000	138,340
Nassau County, NY, Industrial Development Agency, Civic Facilities Rev. (North Shore Health System), 5.875%, 2011	175,000	179,461
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 2027	1,110,000	1,123,686
New Hampshire Health & Education Facilities Authority Rev. (Catholic Medical Center), “A”, 6.125%, 2012 (c)	880,000	998,026
New Hampshire Health & Education Facilities Authority Rev. (Catholic Medical Center), “A”, 6.125%, 2032	120,000	119,341
New Hampshire Health & Education Facilities Authority Rev. (Covenant Health System), 6.5%, 2012 (c)	440,000	489,025

MFS Municipal Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
New Hampshire Health & Education Facilities Authority Rev. (Covenant Health System), 6.5%, 2017	$205,000	$215,418
New Jersey Health Care Facilities, Financing Authority Rev. (St. Peter’s University Hospital), 5.75%, 2037	1,010,000	997,587
New Jersey Health Care Facilities, Financing Authority Rev. (St. Peter’s University Hospital), “A”, 6.875%, 2030	3,000,000	3,012,780
New Mexico Hospital Equipment Loan Council, Hospital Rev. (Rehoboth McKinley Christian Hospital), “A”, 5%, 2017	100,000	88,157
New Mexico Hospital Equipment Loan Council, Hospital Rev. (Rehoboth McKinley Christian Hospital), “A”, 5.25%, 2026	440,000	347,063
New York Dormitory Authority Rev. (NYU Hospital Center), “B”, 5.25%, 2024	430,000	429,549
New York Dormitory Authority Rev. (NYU Hospital Center), “B”, 5.625%, 2037	560,000	549,612
New York, NY, Industrial Development Agency, Civic Facilities Rev. (Staten Island University Hospital), “A”, 6.375%, 2031	465,000	429,576
Norman, OK, Regional Hospital Authority Rev., 5%, 2027	300,000	238,302
Norman, OK, Regional Hospital Authority Rev., 5.375%, 2029	175,000	141,738
Norman, OK, Regional Hospital Authority Rev., 5.375%, 2036	1,395,000	1,059,377
Ohio County, WV, County Commission Health System Rev. (Ohio Valley Medical Center), 5.75%, 2013	455,000	407,871
Ohio Higher Educational Facility Commission Rev. (University Hospital Health System), 6.75%, 2039	1,610,000	1,709,707
Oklahoma Development Finance Authority Rev. (Comanche County Hospital), “B”, 6.6%, 2031	1,665,000	1,701,747
Olympia, WA, Healthcare Facilities Authority Rev. (Catholic Health Initiatives), “D”, 6.375%, 2036	1,500,000	1,625,880
Palomar Pomerado Health Care District, CA, COP, 6.75%, 2039	1,975,000	2,021,413
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Rev. (Temple University Health System), “A”, 6.625%, 2023	765,000	765,864
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Rev. (Temple University Health System), “A”, 5.5%, 2030	590,000	518,356
Rhode Island Health & Educational Building Corp., Hospital Financing (Lifespan Obligated Group), 6.375%, 2012 (c)	1,560,000	1,731,959
Rhode Island Health & Educational Building Corp., Hospital Financing (Lifespan Obligated Group), 6.5%, 2012 (c)	505,000	574,988
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 8.25%, 2039	1,595,000	1,884,461
Royston, GA, Hospital Authority Rev. (Ty Cobb Healthcare Systems, Inc.), 6.375%, 2014	955,000	943,492
Salida, CO, Hospital District Rev., 5.25%, 2036	1,675,000	1,314,607
Salt Lake City, UT, Hospital Authority Rev. (Intermountain Health Care), ETM, AMBAC, 12.974%, 2020 (c)(p)	600,000	601,224
Shelby County, TN, Educational & Hospital Facilities Board Hospital Rev. (Methodist Healthcare), 6.375%, 2012 (c)	625,000	706,850
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist Healthcare), 6.25%, 2012 (c)	185,000	208,643
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist Healthcare), 6.25%, 2012 (c)	315,000	355,257
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist Healthcare), 6.375%, 2012 (c)	375,000	424,110
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 5.375%, 2022	1,455,000	1,464,647
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 6%, 2023	205,000	209,824
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 5.75%, 2032	165,000	163,330
South Carolina Jobs & Economic Development Authority (Bon Secours - St. Francis Medical Center, Inc.), 5.625%, 2030	560,000	551,522

MFS Municipal Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Palmetto Health Alliance), 6.25%, 2031	$835,000	$843,058
South Dakota Health & Education Facilities Authority Rev. (Prairie Lakes Health Care System), 5.625%, 2032	670,000	653,786
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6%, 2029	255,000	257,660
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6.25%, 2039	385,000	389,239
Southwestern, IL, Development Authority Rev. (Anderson Hospital), 5.5%, 2020	60,000	58,456
Southwestern, IL, Development Authority Rev. (Anderson Hospital), 5.625%, 2029	870,000	825,082
St. Paul, MN, Housing & Redevelopment Authority Healthcare Facilities Rev. (Healthpartners Obligated Group), 5.25%, 2036	1,085,000	991,289
Sullivan County, TN, Health, Educational & Housing Facilities Board Hospital Rev. (Wellmont Health Systems Project), “C”, 5.25%, 2036	1,115,000	989,696
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc.), 6.25%, 2020	3,085,000	3,117,207
Texas Metro Health Facilities Development Corp., Metro Health Facilities Development Rev. (Wilson N. Jones Memorial Hospital), 7.2%, 2021	700,000	701,456
Texas Metro Health Facilities Development Corp., Metro Health Facilities
Development Rev. (Wilson N. Jones Memorial Hospital), 7.25%, 2031	1,000,000	965,550
Tom Green County, TX, Health Facilities Rev. (Shannon Health System), 6.75%, 2021	1,250,000	1,289,575
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.25%, 2032	985,000	953,175
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.375%, 2037	810,000	782,201
Upper Illinois River Valley Development, Health Facilities Rev. (Morris Hospital), 6.625%, 2031	600,000	607,896
Valley, AL, Special Care Facilities, Financing Authority Rev. (Lanier Memorial Hospital), 5.6%, 2016	600,000	524,832
Vigo County, IN, Hospital Authority Rev. (Union Hospital), 5.75%, 2042	220,000	178,941
Vigo County, IN, Hospital Authority Rev. (Union Hospital), 5.8%, 2047	1,035,000	836,632
Wapello County, IA, Hospital Authority Rev. (Ottumwa Regional Health Center), 6.375%, 2012 (c)	1,500,000	1,698,450
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), “A”, 6.25%, 2042	1,400,000	1,420,930
Weirton, WV, Municipal Hospital Building, Commission Rev. (Weirton Hospital Medical Center), 6.375%, 2031	1,115,000	1,094,919
Weslaco, TX, Health Facilities Rev. (Knapp Medical Center), 6.25%, 2012 (c)	1,000,000	1,102,660
West Contra Costa, CA, Healthcare District, AMBAC, 5.5%, 2029	195,000	198,730
West Plains, MO, Industrial Development Authority Rev. (Ozarks Medical Center), 6.75%, 2024	170,000	164,885
West Shore, PA, Hospital Authority Rev. (Holy Spirit Hospital), 6.2%, 2026	1,250,000	1,255,488
West Virginia Hospital Finance Authority, Hospital Rev. (Thomas Health System), 6.5%, 2038	905,000	833,596
Wichita, KS, Hospital Authority Rev. (Via Christi Health System), 6.25%, 2020	1,500,000	1,573,515
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), 6.875%, 2030	1,000,000	1,033,520
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), 5.25%, 2034	1,135,000	1,021,001
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), “A”, 5.25%, 2025	745,000	698,326
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev. (St. John’s Riverside Hospital), 6.8%, 2016	510,000	516,727
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev. (St. Joseph’s Hospital), “C”, 6.2%, 2020	750,000	323,363

		$117,519,947

Healthcare Revenue - Long Term Care – 15.6%
ABAG Finance Authority for Non-Profit Corps. (Casa de las Campanas), 6%, 2037	$175,000	$172,898

MFS Municipal Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Long Term Care – continued
Abilene, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Sears Methodist Retirement), “A”, 7%, 2033	$345,000	$310,510
Arizona Health Facilities Authority Rev. (The Terraces Project), 7.75%, 2013 (c)	750,000	917,933
Bell County, TX, Health Facility Development Corp. (Advanced Living Technologies, Inc.), 8%, 2036	3,490,000	2,586,439
Bucks County, PA, Industrial Development Authority Retirement Community Rev. (Ann’s Choice, Inc.), “A”, 6.125%, 2025	430,000	398,103
Bucks County, PA, Industrial Development Authority Retirement Community Rev. (Ann’s Choice, Inc.), “A”, 6.25%, 2035	290,000	258,283
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 2027	170,000	141,314
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 2037	225,000	173,185
Cambria County, PA, Industrial Development Authority Rev. (Beverly Enterprises, Inc.), ETM, 10%, 2012 (c)	220,000	238,491
Chartiers Valley, PA, Industrial & Commercial Development Authority (Asbury Health Center Project), 5.75%, 2022	150,000	133,116
Chester County, PA, Industrial Development Authority Rev. (RHA Nursing Home), 8.5%, 2032	570,000	509,802
Colorado Health Facilities Authority Rev. (American Baptist Homes), “A”, 5.9%, 2037	755,000	586,567
Colorado Health Facilities Authority Rev. (Christian Living Communities Project), “A”, 5.75%, 2037	395,000	331,764
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc.), “B”, 6.125%, 2033	1,000,000	985,730
Colorado Health Facilities Authority Rev. (Evangelical Lutheran), 6.9%, 2010 (c)	1,830,000	1,963,865
Colorado Health Facilities Authority Rev. (Evangelical Lutheran), 6.9%, 2025	1,170,000	1,200,853
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 6.125%, 2029	1,360,000	1,312,006
Cumberland County, PA, Municipal Authority Rev. (Wesley), “A”, 7.25%, 2013 (c)	720,000	850,738
Cumberland County, PA, Municipal Authority, Retirement Community Rev. (Wesley), “A”, 7.25%, 2013 (c)	280,000	330,842
Franklin County, OH, Healthcare Facilities Rev. (Ohio Presbyterian), 7.125%, 2011 (c)	1,000,000	1,096,360
Fulton County, GA, Residential Care Facilities (Lenbrook Project), “A”, 5.125%, 2042	1,750,000	1,143,520
Fulton County, GA, Residential Care Facilities, Elderly Authority Rev. (Canterbury Court), “A”, 6.125%, 2034	330,000	286,688
Georgia Medical Center Hospital Authority Rev. (Spring Harbor Green Island Project), 5.25%, 2027	1,000,000	835,090
Georgia Medical Center Hospital Authority Rev. (Spring Harbor Green Island Project), 5.25%, 2037	215,000	166,604
Hamden, CT, Facility Rev. (Whitney Center Project), “A”, 7.625%, 2030	130,000	132,720
Hamden, CT, Facility Rev. (Whitney Center Project), “A”, 7.75%, 2043	630,000	641,264
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 8.75%, 2029	105,000	114,878
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 9%, 2044	275,000	299,596
Hawaii Department of Budget & Finance, Special Purpose Rev. (Kahala Nui Senior Living Community), 8%, 2033	500,000	534,485
Huntsville-Redstone Village, AL, Special Care Facilities Financing Authority (Redstone Village Project), 5.5%, 2028	590,000	425,189
Huntsville-Redstone Village, AL, Special Care Facilities Financing Authority (Redstone Village Project), 5.5%, 2043	440,000	283,686
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 5.5%, 2037	800,000	541,296
Illinois Finance Authority Rev. (Friendship Village), “A”, 5.375%, 2025	1,270,000	1,087,323
Illinois Finance Authority Rev. (Landing at Plymouth Place), “A”, 6%, 2037	490,000	389,496
Illinois Finance Authority Rev. (Montgomery Place), “A”, 5.75%, 2038	520,000	402,813
Illinois Finance Authority Rev. (The Clare at Water Tower), “A”, 6%, 2025 (a)	490,000	196,818
Illinois Finance Authority Rev., Bond Anticipation Notes (Tallgrass), 13%, 2012	210,000	217,671

MFS Municipal Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Long Term Care – continued
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), 9.25%, 2011 (c)	$1,075,000	$1,219,147
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), “A”, 5.5%, 2025	800,000	642,712
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), “B”, 5.75%, 2018	825,000	748,019
Iowa Finance Authority, Senior Housing Rev. (Bethany Life Communities), “A”, 5.55%, 2041	230,000	167,399
James City County, VA, Economic Development (WindsorMeade Project), “A”, 5.4%, 2027	585,000	357,031
James City County, VA, Economic Development (WindsorMeade Project), “A”, 5.5%, 2037	785,000	446,869
Lenexa, KS, Health Care Facilities Rev. (Lakeview Village, Inc.), 5.375%, 2027	315,000	268,030
Lenexa, KS, Health Care Facilities Rev. (Lakeview Village, Inc.), 7.125%, 2029	345,000	347,532
Lenexa, KS, Health Care Facilities Rev. (Lakeview Village, Inc.), “C”, 6.875%, 2012 (c)(f)	500,000	571,025
Massachusetts Development Finance Agency Rev. (Adventcare), “A”, 6.75%, 2037	1,270,000	1,070,661
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A”, 5.5%, 2027	340,000	257,931
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A”, 5.75%, 2035	85,000	62,434
Massachusetts Development Finance Agency Rev. (The Groves in Lincoln), “A”, 7.75%, 2039	150,000	148,095
Massachusetts Development Finance Agency Rev. (The Groves in Lincoln), “A”, 7.875%, 2044	225,000	224,035
Millbrae, CA, Residential Facilities Rev. (Magnolia of Millbrae), “A”, 7.375%, 2027	1,745,000	1,718,720
Montgomery County, PA, Higher Education & Health Authority Rev. (AHF/Montgomery), 6.875%, 2036	1,195,000	999,797
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care), 6.125%, 2028	250,000	198,083
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care), 6.25%, 2035	510,000	383,469
New Jersey Economic Development Authority Rev. (Lions Gate), “A”, 5.875%, 2037	530,000	416,331
New Jersey Economic Development Authority Rev. (Seabrook Village, Inc.), 5.25%, 2036	715,000	572,465
New Jersey Health Care Facilities Financing Authority Rev. (Cherry Hill), 8%, 2027	1,000,000	753,310
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community), “A”, 6%, 2025	215,000	194,175
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community), “A”, 6.125%, 2035	330,000	284,750
Orange County, FL, Health Facilities Authority Rev. (Orlando Lutheran Tower), 5.5%, 2038	320,000	244,573
Sarasota County, FL, Health Facility Authority Rev. (Sarasota Manatee), 5.75%, 2037	490,000	386,590
Sarasota County, FL, Health Facility Authority Rev. (Sarasota Manatee), 5.75%, 2045	105,000	80,536
Scott County, IA, Rev. (Ridgecrest Village), 5.25%, 2027	245,000	194,981
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Germantown Village), “A”, 7.25%, 2034	820,000	779,295
South Carolina Jobs & Economic Development Authority Rev. (Lutheran Homes of South Carolina), 5.5%, 2028	130,000	113,822
South Carolina Jobs & Economic Development Authority Rev. (Lutheran Homes of South Carolina), 5.625%, 2042	150,000	122,586
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 2027	515,000	388,732
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 2042	470,000	320,935
Sterling, IL (Hoosier Care), 7.125%, 2034	670,000	563,282
Suffolk County, NY, Industrial Development Agency (Medford Hamlet Assisted Living), 6.375%, 2039	490,000	377,222
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village), 6.125%, 2029	100,000	98,025

MFS Municipal Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Long Term Care – continued
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village), 6.375%, 2044	$780,000	$765,469
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village), 8.25%, 2044	1,500,000	1,459,635
Travis County, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Querencia Barton Creek), 5.5%, 2025	460,000	390,361
Ulster County, NY, Industrial Development Agency (Woodland Pond), “A”, 6%, 2037	1,075,000	833,050
Wisconsin Health & Educational Facilities Authority Rev. (All Saints Assisted Living Project), 6%, 2037	340,000	242,294

		$41,611,344

Human Services – 2.6%
Alaska Industrial Development & Export Authority Community Provider Rev. (Boys & Girls Home of Alaska, Inc.), 5.875%, 2027	$210,000	$155,354
Alaska Industrial Development & Export Authority Community Provider Rev. (Boys & Girls Home of Alaska, Inc.), 6%, 2036	325,000	226,343
Greenville County, SC, Hospital Rev. (Chestnut Hill), “A”, 8%, 2015	1,480,000	1,481,051
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (CDF Healthcare), “A”, 7%, 2036	500,000	451,385
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (CDF Healthcare), “C”, 7%, 2036	375,000	338,539
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westside Rehab Center Project), “A”, 6.85%, 2036	1,100,000	910,492
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westside Rehab Center Project), “B”, 6.5%, 2013	115,000	113,053
New York, NY, Industrial Development Agency, Civic Facility Rev. (A Very Special Place), “A”, 5.75%, 2029	1,000,000	814,180
New York, NY, Industrial Development Agency, Civic Facility Rev. (Special Needs Facilities), 6.5%, 2017	1,030,000	959,332
Orange County, FL, Health Facilities Authority Rev. (GF/Orlando Healthcare Facilities), 8.75%, 2011	195,000	196,535
Orange County, FL, Health Facilities Authority Rev. (GF/Orlando Healthcare Facilities), 9%, 2031	1,000,000	989,570
Osceola County, FL, Industrial Development Authority Rev. (Community Provider), 7.75%, 2017	243,000	241,761

		$6,877,595

Industrial Revenue - Airlines – 7.7%
Alliance Airport Authority, TX (American Airlines, Inc.), 5.25%, 2029	$660,000	$414,843
Chicago, IL, O’Hare International Airport Special Facilities Rev. (American Airlines, Inc.), 5.5%, 2030	190,000	129,227
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “A”, 8.75%, 2029	385,000	395,976
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “B”, 9%, 2035	285,000	287,802
Dallas Fort Worth, TX, International Airport Facility Improvement Corp. (American Airlines, Inc.), 5.5%, 2030	1,425,000	919,638
Denver, CO, City & County Airport Rev. (United Airlines), 5.25%, 2032	3,735,000	2,673,774
Denver, CO, City & County Airport Rev. (United Airlines), 5.75%, 2032	925,000	710,280
Houston, TX, Airport Systems Rev., Special Facilities (Continental, Inc.), “E”, 6.75%, 2029	1,810,000	1,705,599
Los Angeles, CA, Regional Airport Lease Rev. (American Airlines, Inc.), “C”, 7.5%, 2024	850,000	836,825
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 6.25%, 2029	1,300,000	1,147,627
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 7.2%, 2030	1,595,000	1,549,654
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.5%, 2016	725,000	718,417

MFS Municipal Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Industrial Revenue - Airlines – continued
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.625%, 2025	$6,625,000	$6,492,633
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.75%, 2031	2,540,000	2,482,926

		$20,465,221

Industrial Revenue - Chemicals – 1.1%
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), “B-2”, 4.95%, 2033	$75,000	$67,346
Louisiana Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), 6.75%, 2032	1,000,000	1,030,200
Red River Authority, TX, Pollution Control Rev. (Celanese Project) “B”, 6.7%, 2030	1,920,000	1,927,488

		$3,025,034

Industrial Revenue - Environmental Services – 2.7%
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Browning Ferris, Inc.), “A”, 5.8%, 2016	$1,000,000	$1,002,710
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “A”, 5%, 2022	695,000	679,126
Cobb County, GA, Development Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “A”, 5%, 2033	220,000	193,640
Director of the State of Nevada Department of Business & Industry Rev. (Republic Services, Inc.), 5.625%, 2026 (b)	750,000	776,903
Gulf Coast Waste Disposal Authority (Waste Management, Inc.), 5.2%, 2028	440,000	437,400
Henrico County, VA, Industrial Development Authority Rev. (Browning Ferris, Inc.), 5.45%, 2014	1,750,000	1,822,940
Mission, TX, Economic Development Corp., Solid Waste Disposal Rev. (Allied Waste N.A., Inc.), “A”, 5.2%, 2018	440,000	437,369
New Morgan, PA, Industrial Development Authority, Solid Waste Disposal Rev. (New Morgan Landfill Co., Inc./Browning Ferris, Inc.), 6.5%, 2019	1,000,000	1,001,470
Yavapai County, AZ, Industrial Development Authority Rev. (Waste Management, Inc.), 4.9%, 2028	885,000	844,113

		$7,195,671

Industrial Revenue - Metals – 0.2%
Jacksonville, FL, Economic Development Commission, Industrial Development Authority Rev. (Gerdau Ameristeel U.S., Inc.), 5.3%, 2037	$645,000	$465,580

Industrial Revenue - Other – 5.0%
Aztalan, WI, Exempt Facility Rev. (Renew Energy LLC Project), 7.5%, 2018 (d)	$835,000	$131,763
Baker, FL, Correctional Development Corp. (Baker County Detention Center), 7.5%, 2030	440,000	373,912
California Statewide Communities, Development Authority Facilities (Microgy Holdings Project), 9%, 2038 (a)	13,387	2,644
Gulf Coast, TX, Industrial Development Authority Rev. (Microgy Holdings LLC Project), 7%, 2036 (a)	238,610	47,125
Gulf Coast, TX, Industrial Development Authority Rev. (Valero Energy Corp.), 5.6%, 2031	1,750,000	1,543,413
Gulf Coast, TX, Waste Disposal Rev. (Valero Energy Corp.), 6.65%, 2032	1,000,000	1,000,870
New Jersey Economic Development Authority Rev. (GMT Realty LLC), “B”, 6.875%, 2037	430,000	325,192
New Jersey Economic Development Authority Rev. (GMT Realty LLC), “C”, 6.5%, 2015	700,000	692,664
New York, NY, City Industrial Development Agency Rev., Liberty Bonds (IAC/InterActiveCorp), 5%, 2035	620,000	468,546
Park Creek Metropolitan District, CO, Rev. (Custodial Receipts), “CR-1”, 7.875%, 2032 (b)(n)	1,270,000	1,295,527
Park Creek Metropolitan District, CO, Rev. (Custodial Receipts), “CR-2”, 7.875%, 2032 (b)(n)	580,000	591,658
Pennsylvania Economic Development Financing Authority, Finance Authority Facilities Rev. (Amtrak), “A”, 6.25%, 2031	2,000,000	2,029,380

MFS Municipal Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Industrial Revenue - Other – continued
Philadelphia, PA, Industrial Development Authority Rev. (Host Marriott LP), 7.75%, 2017	$3,255,000	$3,262,552
Texas Midwest Public Facilities Corp. Rev. (Secure Treatment Facilities Project), 9%, 2030	395,000	409,030
Tooele County, UT, Hazardous Waste Treatment Rev. (Union Pacific Corp.), 5.7%, 2026	1,120,000	1,123,842

		$13,298,118

Industrial Revenue - Paper – 4.1%
Bedford County, VA, Industrial Development Authority Rev. (Nekoosa Packaging), “A”, 6.55%, 2025	$1,000,000	$1,000,560
Butler, AL, Industrial Development Board, Solid Waste Disposal Rev. (Georgia Pacific Corp.), 5.75%, 2028	155,000	140,388
Cass County, TX, Industrial Development Corp. (International Paper Co.), “A”, 4.625%, 2027	2,150,000	1,693,942
Delta County, MI, Economic Development Corp., Environmental Improvement Rev. (Meadwestvaco Escanaba), “B”, 6.45%, 2012 (c)	500,000	554,965
Effingham County, GA, Development Authority, Solid Waste Disposal Rev. (Fort James), 5.625%, 2018	850,000	825,860
Effingham County, GA, Industrial Development Authority, Pollution Control (Georgia Pacific Corp. Project), 6.5%, 2031	500,000	505,085
Escambia County, FL, Environmental Improvement Rev. (International Paper Co.), “A”, 4.75%, 2030	525,000	407,773
Hodge, LA, Utilities Rev. (Stone Container Corp.), 7.45%, 2024 (d)	3,590,000	3,159,200
Lowndes County, MS, Solid Waste Disposal & Pollution Control Rev. (Weyerhaeuser Co.), 6.8%, 2022	2,000,000	2,168,940
Rockdale County, GA, Development Authority Project Rev. (Visy Paper Project), “A”, 6.125%, 2034	640,000	518,701
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), 6.25%, 2019 (d)	1,870,000	19,261
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), “A”, 6.375%, 2019 (d)	700,000	7,210

		$11,001,885

Miscellaneous Revenue - Entertainment & Tourism – 0.7%
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6%, 2030	$230,000	$235,147
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6.25%, 2040	150,000	152,994
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6.375%, 2043	225,000	229,385
Mississippi Development Bank, Special Obligation (Diamond Lakes Utilities), 6.25%, 2017	700,000	650,720
New York Liberty Development Corp. Rev. (National Sports Museum), “A”, 6.125%, 2019 (d)	369,599	1,109
Seminole Tribe, FL, Special Obligation Rev., “A”, 5.25%, 2027 (n)	515,000	459,838
Seneca Nation Indians, NY, Capital Improvements Authority, Special Obligation, 5%, 2023 (n)	275,000	233,250

		$1,962,443

Miscellaneous Revenue - Other – 3.4%
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 6.7%, 2011 (c)	$600,000	$635,022
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2017	215,000	208,096
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2024	220,000	198,603
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5%, 2034	110,000	85,155
Austin, TX, Convention Center (Convention Enterprises, Inc.), “B”, 5.75%, 2034	775,000	626,657
Cleveland-Cuyahoga County, OH, Port Authority Rev. (Cleveland City), “B”, 4.5%, 2030	690,000	492,812

MFS Municipal Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Miscellaneous Revenue - Other – continued
Cleveland-Cuyahoga County, OH, Port Authority Rev. (Fairmount), “B”, LOC, 5.125%, 2025	$165,000	$137,999
Columbus, OH, Franklin County Finance Authority Development Rev., 6%, 2035	830,000	814,039
Dayton Montgomery County, OH, Port Authority Rev. (Parking Garage), 6.125%, 2024	1,130,000	992,524
Hardeman County, TN, Correctional Facilities Rev., 7.75%, 2017	1,680,000	1,682,134
Madison County, FL, Rev. (Twin Oaks Project), “A”, 6%, 2025	520,000	407,170
New Orleans, LA, Aviation Board Gulf Opportunity Zone CFC Rev. (Consolidated Rental Car), “A”, 6.25%, 2030	455,000	469,064
Riversouth, OH, Authority Rev. (Lazarus Building), “A”, 5.75%, 2027	1,125,000	970,594
Southwestern Illinois Development Authority Rev., Solid Waste Disposal Rev., 5.9%, 2014	275,000	267,110
Summit County, OH, Port Authority Building Rev. (Seville Project), “A”, 5.1%, 2025	170,000	142,635
Summit County, OH, Port Authority Building Rev. (Twinsburg Township), “D”, 5.125%, 2025	155,000	130,414
Summit County, OH, Port Authority Building Rev. (Workforce Policy Board), “F”, 4.875%, 2025	915,000	745,268
Toledo-Lucas County, OH, Port Authority Development Rev. (Northwest Ohio Bond Fund), “C”, 5.125%, 2025	90,000	74,926

		$9,080,222

Multi-Family Housing Revenue – 2.7%
Bay County, FL, Housing Finance Authority, Multi-Family Rev. (Andrews Place II Apartments), FSA, 5%, 2035	$210,000	$196,484
Bay County, FL, Housing Finance Authority, Multi-Family Rev. (Andrews Place II Apartments), FSA, 5.1%, 2046	390,000	360,914
Charter Mac Equity Issuer Trust, FHLMC, 6%, 2019 (n)	2,000,000	2,060,320
Indianapolis, IN, Multi-Family Rev. (Cambridge Station Apartments II), FNMA, 5.25%, 2039 (b)	435,000	439,533
Metropolitan Government of Nashville & Davidson County, TN, Health, Educational & Housing Facilities Board Rev. (Berkshire Place), GNMA, 6%, 2023	500,000	510,055
Mississippi Home Corp., Rev. (Kirkwood Apartments), 6.8%, 2037	1,095,000	716,042
MuniMae TE Bond Subsidiary LLC, 5.4%, 2049 (z)	1,000,000	655,130
MuniMae TE Bond Subsidiary LLC, 7.5%, 2049 (n)	1,947,714	1,850,679
North Charleston, SC, Housing Authority Rev. (Horizon Village), “A”, GNMA, 5.15%, 2048	445,000	422,296

		$7,211,453

Sales & Excise Tax Revenue – 0.2%
Desloge, MO, Tax Increment Rev. (U.S. Highway 67 Street Redevelopment), 5.2%, 2020	$225,000	$210,580
Utah Transit Authority Sales Tax Rev., “A”, NATL, 0%, 2028	950,000	342,038

		$552,618

Single Family Housing - Local – 0.8%
Corpus Christi, TX, Housing Finance Authority Rev., “B”, 0%, 2011 (a)	$960,000	$66,634
Dallas, TX, Housing Finance Corp., Single Family Mortgage Rev., NATL, 0%, 2016	1,305,000	658,647
Jefferson Parish, LA, Single Family Mortgage Rev., GNMA, 6.3%, 2032	360,000	368,262
Jefferson Parish, LA, Single Family Mortgage Rev., “B-1”, GNMA, 6.625%, 2023	145,000	153,617
Nortex, TX, Housing Finance Corp., Single Family Mortgage Rev., “B”, 5.5%, 2038	35,000	27,916
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A”, GNMA, 6.45%, 2029	185,000	190,602
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A”, GNMA, 5.9%, 2035	180,000	182,939
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A”, GNMA, 6.25%, 2035	85,000	90,190
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-1”, GNMA, 5.75%, 2037	80,000	81,477
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-2”, GNMA, 5.75%, 2037	295,000	301,773

MFS Municipal Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Single Family Housing - Local – continued
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-5”, GNMA, 5.9%, 2037	$115,000	$118,000

		$2,240,057

Single Family Housing - State – 0.9%
Colorado Housing & Finance Authority Rev., “C-2”, 5.9%, 2023	$115,000	$119,575
Colorado Housing & Finance Authority Rev., “C-2”, FHA, 6.6%, 2032	110,000	118,613
Colorado Housing & Finance Authority Rev., “C-3”, FHA, 6.375%, 2033	45,000	46,583
Colorado Housing & Finance Authority Rev., “D-2”, 6.9%, 2029	250,000	265,025
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), GNMA, 6.35%, 2032	165,000	166,081
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), GNMA, 6.85%, 2032	85,000	87,995
Nebraska Investment Finance Authority Single Family Mortgage Rev., 0%, 2015	1,375,000	845,625
New Hampshire Housing Finance Authority Rev., “B”, 5.875%, 2030	35,000	35,444
Texas Affordable Housing Corp. (Single Family Mortgage), “B”, GNMA, 5.25%, 2039	715,000	717,274

		$2,402,215

Solid Waste Revenue – 1.2%
Massachusetts Development Finance Agency, Resource Recovery Rev. (Ogden Haverhill Associates), “A”, 6.7%, 2014	$360,000	$363,888
Massachusetts Development Finance Agency, Resource Recovery Rev. (Ogden Haverhill Associates), “A”, 5.6%, 2019	2,850,000	2,649,902
Pennsylvania Economic Development Financing Authority, Sewer Sludge Disposal Rev. (Philadelphia Biosolids Facility), 6.25%, 2032	145,000	147,994

		$3,161,784

State & Agency - Other – 0.4%
Commonwealth of Puerto Rico (Mepsi Campus), “A”, 6.25%, 2024	$200,000	$191,298
Commonwealth of Puerto Rico (Mepsi Campus), “A”, 6.5%, 2037	900,000	815,814

		$1,007,112

State & Local Appropriation – 0.1%
Philadelphia, PA, Municipal Authority Rev., 6.5%, 2034	$260,000	$273,333
Student Loan Revenue – 0.6%
Access to Loans for Learning, CA, Student Loan Rev., 7.95%, 2030	$650,000	$632,073
Massachusetts Educational Financing Authority, Education Loan Rev., “H”, ASSD GTY, 6.35%, 2030	1,000,000	1,052,910

		$1,684,983

Tax - Other – 0.2%
Virgin Islands Public Finance Authority Rev. (Diageo Project), “A”, 6.75%, 2037	$395,000	$420,312

Tax Assessment – 6.3%
Arborwood Community Development District, FL, Capital Improvement Rev. (Master Infrastructure Projects), “A”, 5.35%, 2036	$610,000	$346,736
Arborwood Community Development District, FL, Special Assessment (Master Infrastructure Projects), “B”, 5.1%, 2014	215,000	156,924
Atlanta, GA, Tax Allocation (Eastside Project), “B”, 5.6%, 2030	815,000	742,987
Atlanta, GA, Tax Allocation (Princeton Lakes Project), 5.5%, 2031	470,000	398,607
Baltimore, MD, Special Obligation, “A”, 7%, 2038	715,000	691,005
Belmont Community Development District, FL, Capital Improvement Rev., “B”, 5.125%, 2014 (d)	970,000	262,016
Capital Region Community Development District, FL, Capital Improvement Rev., “A”, 7%, 2039	465,000	431,334
Concord Station Community Development District, FL, Special Assessment, 5%, 2015	205,000	133,262
Concorde Estates Community Development District, FL, Special Assessment, “B”, 5%, 2011 (d)	475,000	152,594
Du Page County, IL, Special Service Area No. 31 Special Tax (Monarch Landing Project), 5.625%, 2036	305,000	225,877

MFS Municipal Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tax Assessment – continued
Durbin Crossing Community Development District, FL, Special Assessment, “B-1”, 4.875%, 2010	$235,000	$189,549
Enclave at Black Point Marina Community Development District, FL, “B”, 5.2%, 2014	215,000	132,623
Fishhawk Community Development District, FL, 5.125%, 2014	225,000	211,858
Grand Bay at Doral Community Development District, FL, “A”, 6%, 2039	170,000	91,142
Grand Bay at Doral Community Development District, FL, “B”, 6%, 2017	995,000	680,073
Heritage Harbour North Community Development District, FL, Capital Improvement Rev., 6.375%, 2038	560,000	444,097
Homestead, FL, Community Development District, Special Assessment, “A”, 6%, 2037 (d)	670,000	398,081
Homestead, FL, Community Development District, Special Assessment, “B”, 5.9%, 2013 (d)	310,000	185,659
Katy, TX, Development Authority Rev., “B”, 6%, 2018	925,000	833,194
Killarney Community Development District, FL, Special Assessment, “B”, 5.125%, 2009 (a)	170,000	102,032
Lancaster County, SC, Assessment Rev. (Sun City Carolina Lakes), 5.45%, 2037	100,000	78,190
Legends Bay Community Development District, FL, “A”, 5.5%, 2014	420,000	263,777
Legends Bay Community Development District, FL, “A”, 5.875%, 2038	355,000	218,243
Magnolia Park Community Development District, FL, Special Assessment, “A”, 6.15%, 2039	1,140,000	744,876
Main Street Community Development District, FL, “A”, 6.8%, 2038	555,000	428,693
Main Street Community Development District, FL, “B”, 6.9%, 2017	420,000	375,148
Naturewalk Community Development District, FL, Capital Improvement Rev., “B”, 5.3%, 2016	650,000	351,000
New Port Tampa Bay Community Development District, FL, Special Assessment, “B”, 5.3%, 2012 (d)	440,000	140,712
North Springs Improvement District, FL, Special Assessment (Parkland Golf Country Club), “B-1”, 5.125%, 2015	400,000	356,824
North Springs Improvement District, FL, Special Assessment (Parkland Golf Country Club), “B-2”, 5.125%, 2015	125,000	111,508
Ohio County, WV, Commission Tax Increment Rev. (Fort Henry Centre), “A”, 5.85%, 2034	235,000	212,983
Old Palm Community Development District, FL, Special Assessment (Palm Beach Gardens), “A”, 5.9%, 2035	235,000	169,990
Old Palm Community Development District, FL, Special Assessment (Palm Beach Gardens), “B”, 5.375%, 2014	240,000	216,708
OTC Community Development District, FL, Special Assessment, “A”, 5.3%, 2038	985,000	716,834
Overland Park, KS, Special Assessment (Tallgrass Creek), 4.85%, 2016	170,000	148,376
Overland Park, KS, Special Assessment (Tallgrass Creek), 5.125%, 2028	350,000	247,184
Panther Trace II, Community Development District, FL, Special Assessment, 5.125%, 2013	325,000	257,930
Panther Trace II, Community Development District, FL, Special Assessment, “B”, 5%, 2010	220,000	206,853
Parker Road Community Development District, FL, “A”, 5.6%, 2038	335,000	185,124
Parkway Center Community Development District, FL, Special Assessment, “B”, 5.625%, 2014	1,030,000	733,484
Paseo Community Development District, FL, “B”, 4.875%, 2010 (d)	390,000	160,072
Prince George’s County, MD, Special Obligation (National Harbor Project), 5.2%, 2034	245,000	206,266
Riverwood Estates Community Development District, FL, Special Assessment, “B”, 5%, 2013 (d)	870,000	174,000
Sterling Hill Community Development District, FL, Special Assessment, 5.5%, 2010	180,000	170,858
Stone Ridge, CO, Metropolitan District No. 2, 7.25%, 2031	800,000	646,496
Tolomato Community Development District, FL, Special Assessment, 6.65%, 2040	1,070,000	847,151
Tuscany Reserve Community Development District, FL, Special Assessment, “B”, 5.25%, 2016	785,000	506,223
Villa Vizcaya Community Development District, FL, “A”, 5.55%, 2039	210,000	120,175
Watergrass Community Development District, FL, “A”, 5.375%, 2039	420,000	233,029

MFS Municipal Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tax Assessment – continued
Watergrass Community Development District, FL, Special Assessment, “B”, 4.875%, 2010	$715,000	$570,091
Wentworth Estates Community Development District, FL, Special Assessment, “B”, 5.125%, 2012 (d)	340,000	175,501

		$16,783,949

Tobacco – 8.1%
Badger, WI, Tobacco Asset Securitization Corp., 6.125%, 2027	$2,625,000	$2,839,646
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2030	6,585,000	5,628,990
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 6%, 2042	220,000	173,906
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2047	1,905,000	1,461,649
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 6.5%, 2047	1,420,000	1,185,004
California County, CA, Tobacco Securitization Corp., Tobacco Settlement, L.A. County, “A”, 0% to 2010, 5.65% to 2041	485,000	347,774
California Statewide Financing Authority, Tobacco Settlement, 5.625%, 2029	1,505,000	1,442,588
District of Columbia, Tobacco Settlement, 6.25%, 2024	900,000	904,140
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-4”, 7.8%, 2013 (c)	1,000,000	1,209,170
Inland Empire, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Asset Backed, “C-1”, 0%, 2036	3,270,000	296,262
Iowa Tobacco Settlement Authority, Tobacco Settlement Rev., Asset Backed, “B”, 5.6%, 2034	1,635,000	1,413,408
Louisiana Tobacco Settlement Authority Rev., “2001-B”, 5.5%, 2030	1,435,000	1,436,995
Michigan Tobacco Settlement Finance Authority Rev., Asset Backed, “A”, 6%, 2048	1,125,000	881,269
New Jersey Tobacco Settlement Financing Corp., 5.75%, 2012 (c)	695,000	753,429
New Jersey Tobacco Settlement Financing Corp., 7%, 2013 (c)	15,000	17,867
Silicon Valley Tobacco Securitization Authority, CA, Tobacco Settlement Rev. (Santa Clara), “A”, 0%, 2036	2,115,000	207,270
Silicon Valley Tobacco Securitization Authority, CA, Tobacco Settlement Rev. (Santa Clara), “A”, 0%, 2041	1,560,000	96,892
South Carolina Tobacco Settlement Authority Rev., “B”, 6.375%, 2011 (c)	1,075,000	1,158,947
Washington Tobacco Settlement Authority Rev., 6.5%, 2026	135,000	136,751

		$21,591,957

Toll Roads – 1.2%
E-470 Public Highway Authority, Colorado Rev., Capital Appreciation, “B”, NATL, 0%, 2027	$4,115,000	$1,296,513
Pennsylvania Turnpike Commission, Capital Appreciation, “C”, FSA, 0%, 2033	2,780,000	2,012,386

		$3,308,899

Transportation - Special Tax – 1.3%
Telluride, CO, Real Estate Transfer Assessment Rev. (Gondola Transit Co.), ETM, 11.5%, 2012 (c)	$2,900,000	$3,424,204

Universities - Colleges – 13.7%
Brevard County, FL, Industrial Development Rev. (TUFF Florida Tech LLC Project), 6.75%, 2039	$1,055,000	$1,045,494
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5.4%, 2027	370,000	313,660
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5.5%, 2038	420,000	326,689
Harris County, TX, Cultural Education Facilities Rev. (Baylor College of Medicine), “D”, 5.625%, 2032	510,000	471,495
Houston, TX, Community College Systems, COP, NATL, 7.875%, 2012 (c)	2,500,000	2,924,800
Illinois Educational Facilities Authority Rev. (Augustana College), “A”, 5.625%, 2022	400,000	410,836
Illinois Finance Authority Rev. (Illinois Institute of Technology), “A”, 5%, 2031	795,000	678,334
Illinois Finance Authority Rev. (Illinois Institute of Technology), “A”, 5%, 2036	1,380,000	1,140,625
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 2029	905,000	925,978
Illinois Finance Authority Rev. (Roosevelt University Project), 6.5%, 2039	300,000	309,072

MFS Municipal Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
Louisiana State University (Health Sciences Center Project), NATL, 6.375%, 2031	$2,500,000	$2,533,875
Massachusetts Development Finance Agency Rev. (Simmons College), “H”, SYNCORA, 5.25%, 2033	110,000	104,425
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), 5%, 2038 (u)	20,000,000	20,918,400
Massachusetts Health & Educational Facilities Authority Rev. (Simmons College), “I”, 8%, 2029	535,000	599,526
Massachusetts Health & Educational Facilities Authority Rev. (Suffolk University), “A”, 6.25%, 2030	1,370,000	1,453,926
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 6%, 2017	590,000	642,929
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 7.5%, 2032	1,065,000	1,197,167
Pennsylvania Higher Educational Facilities Authority Rev. (Lasalle University), “A”, 5.25%, 2027	105,000	105,058
Washington Higher Education Facilities Authority Rev. (Whitworth University), 5.875%, 2034	540,000	547,700

		$36,649,989

Universities - Dormitories – 0.1%
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 5.625%, 2033	$380,000	$295,803

Universities - Secondary Schools – 2.1%
California Statewide Communities Development Authority Rev. (Escondido Charter High School), 7.5%, 2011 (c)	$515,000	$561,196
California Statewide Communities Development Authority Rev. (Escondido Charter High School), 7.5%, 2011 (c)	1,000,000	1,124,100
Colorado Housing Finance Development Rev. (Evergreen Country Day School), 5.875%, 2037	285,000	195,137
La Vernia, TX, Higher Education Finance Corp. Rev. (KIPP, Inc.), “A”, 6.25%, 2039	365,000	372,869
Lee County, FL, Industrial Development Authority Rev. (Lee Charter Foundation), “A”, 5.25%, 2027	430,000	333,745
Lee County, FL, Industrial Development Authority Rev. (Lee Charter Foundation), “A”, 5.375%, 2037	945,000	684,823
Maryland Health & Higher Educational Facilities Authority Rev. (Washington Christian Academy), 5.5%, 2038 (a)	140,000	62,898
Maryland Industrial Development Financing Authority, Economic Development Authority Rev. (Our Lady of Good Council), “A”, 6%, 2035	150,000	136,940
Michigan Municipal Bond Authority Rev. (YMCA Service Learning Academy), 7.625%, 2021	1,000,000	998,700
Utah County, UT, Charter School Rev. (Lakeview Academy), “A”, 5.625%, 2037	500,000	389,165
Utah County, UT, Charter School Rev. (Renaissance Academy), “A”, 5.625%, 2037	285,000	225,372
Utah County, UT, Charter School Rev. (Ronald Wilson Reagan Academy), “A”, 6%, 2038	795,000	633,734

		$5,718,679

Utilities - Cogeneration – 0.5%
Alaska Industrial Development & Export Authority, Power Rev., Upper Lynn Canal Regional Power, 5.8%, 2018	$830,000	$817,052
Pennsylvania Economic Development Financing Authority Rev., Resource Recovery Rev. (Colver), “G”, 5.125%, 2015	300,000	289,794
Pennsylvania Economic Development Financing Authority Rev., Resource Recovery Rev. (Northampton Generating), “A”, 6.5%, 2013	600,000	333,504

		$1,440,350

Utilities - Investor Owned – 8.5%
Brazos River Authority, TX, Authority Texas Rev. (Reliant Energy, Inc.), “A”, 5.375%, 2019	$500,000	$502,500

MFS Municipal Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Investor Owned – continued
Brazos River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), “C”, 5.75%, 2036 (b)	$1,075,000	$1,007,028
Brazos River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), “D”, 5.4%, 2029 (b)	85,000	69,543
Brazos River Authority, TX, Pollution Control Rev. (TXU Energy Co. LLC), 5%, 2041	835,000	382,664
Chula Vista, CA, Industrial Development Rev. (San Diego Gas), 5.875%, 2034	470,000	513,513
Connecticut Development Authority, Pollution Control Rev. (Connecticut Light & Power Co.), 5.95%, 2028	2,270,000	2,290,362
Farmington, NM, Pollution Control Rev. (Public Service New Mexico), “A”, 6.3%, 2016	2,195,000	2,206,919
Farmington, NM, Pollution Control Rev. (Public Service New Mexico), “C”, 5.8%, 2022	2,105,000	2,106,684
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Dominion Energy Brayton), 5.75%, 2042 (b)	165,000	174,684
Matagorda County, TX (CenterPoint Energy), 5.6%, 2027	1,500,000	1,509,135
Matagorda County, TX, Pollution Control Rev. (Central Power & Light Co.), “A”, 6.3%, 2029	525,000	564,832
Matagorda County, TX, Pollution Control Rev. (Reliant Energy), 5.95%, 2030	1,655,000	1,567,351
Mecklenburg County, VA, Industrial Development Authority Rev. (UAE Mecklenburg LP), 6.5%, 2017	800,000	805,000
New Hampshire Business Finance Authority, Pollution Control Rev. (Public Service of New Hampshire), 6%, 2021	1,000,000	1,012,430
Owen County, KY, Waterworks System Rev. (American Water Co. Project), “A”, 6.25%, 2039	400,000	426,432
Pennsylvania Economic Development Financing Authority (Allegheny Energy Supply Co. LLC), 7%, 2039	1,165,000	1,279,787
Pima County, AZ, Industrial Development Authority Rev. (Tucson Electric Power Co.), 5.75%, 2029	1,315,000	1,325,047
Red River Authority, TX, Pollution Control Rev. (AEP Texas Central Co.), NATL, 4.45%, 2020	760,000	728,925
Sabine River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), 5.2%, 2028	340,000	178,850
Sabine River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), 5.75%, 2030 (b)	610,000	575,004
Sweetwater County, WY, Pollution Control Rev. (Idaho Power Co.), 5.25%, 2026	1,020,000	1,038,299
West Feliciana Parish, LA, Pollution Control Rev. (Gulf States Utilities Co.), 5.8%, 2015	810,000	813,629
West Feliciana Parish, LA, Pollution Control Rev. (Gulf States Utilities Co.), 5.8%, 2016	1,000,000	952,650
Yuma County, AZ, Industrial Development Authority (Far West Water & Sewer, Inc.), 6.375%, 2037	735,000	609,440

		$22,640,708

Utilities - Other – 2.5%
California M-S-R Energy Authority Gas Rev., “A”, 7%, 2034	$210,000	$233,087
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 2039	465,000	488,352
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 2022	500,000	501,780
Indiana Bond Bank Special Program, Gas Rev., “A”, 5.25%, 2018	440,000	456,768
Main Street Natural Gas, Inc., GA, Gas Project Rev., “A”, 5.5%, 2026	285,000	279,209
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.5%, 2038	50,000	54,865
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 2037	1,900,000	1,613,860
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5%, 2014	455,000	484,816
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	510,000	507,195
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2023	80,000	78,852
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2024	560,000	548,806
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2026	905,000	875,778
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2025	450,000	432,999

		$6,556,367

Water & Sewer Utility Revenue – 0.3%
Atlanta, GA, Water & Wastewater Rev., “A”, 6%, 2022	$710,000	$770,449

MFS Municipal Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued

Total Municipal Bonds		$382,871,612

Money Market Funds (v) – 0.9%
MFS Institutional Money Market Portfolio, 0.14%, at Net Asset Value	2,249,186	$2,249,186

Total Investments		$385,120,798

Other Assets, Less Liabilities – (1.7)%		(4,431,483)

Preferred shares (issued by the fund) – (42.6)%		(113,750,000)

Net assets applicable to common shares – 100.0%		$266,939,315

(a)	Non-income producing security.
(b)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(d)	Non-income producing security - in default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $6,491,272, representing 2.4% of net assets applicable to common shares.
(p)	Primary inverse floater.
(u)	Underlying security deposited into special purpose trust (“the trust”) by investment banker upon creation of self-deposited inverse floaters.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
MuniMae TE Bond Subsidiary LLC, 5.4%, 2049	10/14/04	$1,000,000	$655,130
% of Net Assets Applicable to Common Shares			0.2%

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity
LIBOR	London Interbank Offered Rate
LOC	Letter of Credit

Insurers
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Assn.
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
SYNCORA	Syncora Guarantee Inc.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Municipal Income Trust

Supplemental Information (Unaudited) 1/31/10

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Swaps are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of January 31, 2010 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$382,871,612	$—	$382,871,612
Mutual Funds	2,249,186	—	—	2,249,186

Total Investments	$2,249,186	$382,871,612	$—	$385,120,798

Other Financial Instruments
Futures	$86,023	$—	$—	$86,023
Swaps	—	(377,224)	—	(377,224)

For further information regarding security characteristics, see the Portfolio of Investments.

In January 2010, Accounting Standards Update (ASU) No. 2010-06, Improving Disclosures about Fair Value Measurements (the “Update”) was issued, and is effective for interim and annual reporting periods beginning after December 15, 2009. This Update provides for expanded disclosures about fair value measurements. Management is evaluating the application of the Update to the fund, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Update in the fund’s financial statements.

MFS Municipal Income Trust

Supplemental Information (Unaudited) 1/31/10 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$392,125,639

Gross unrealized appreciation	$16,059,420
Gross unrealized depreciation	(33,077,461)

Net unrealized appreciation (depreciation)	$(17,018,041)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Derivative Contracts at 1/31/10

Futures Contracts Outstanding at 1/31/10

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	66	7,798,313	Mar-10	$10,807
U.S. Treasury Bond 30 yr (Short)	USD	50	5,940,625	Mar-10	75,216

					$86,023

Swap Agreements at 1/31/10

Expiration		Notional Amount	Counterparty	Cash Flows to Receive	Cash Flows to Pay		Fair Value
Liability Derivatives
Interest Rate Swaps
2/11/30	USD	15,000,000	JPMorgan Chase Bank	3-Month LIBOR	4.49	% (fixed rate)	$(377,224)

At January 31, 2010, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money
Market Portfolio	1,120,906	28,223,653	(27,095,373)	2,249,186

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money
Market Portfolio	$—	$—	$1,966	$2,249,186

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS MUNICIPAL INCOME TRUST

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: March 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: March 22, 2010

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: March 22, 2010

*	Print name and title of each signing officer under his or her signature.